Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ('000s)	Adjusted EBITDA ('000s)(5)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2023	6,810,975	$(8,069,662)	$3,368,051	$161,322	$53.30	$105.67	$(29,655)	$376,115
2022	$5,657,069	$(11,280,427)	$2,790,873	$978,391	$84.16	$99.88	$(74,286)	$358,653
2021	$5,071,358	$13,341,251	$2,648,345	$3,791,063	$126.84	$152.33	$103,135	$260,699
2020	$3,312,999	$14,340,707	$1,556,685	$2,226,976	$114.63	$126.91	$86,870	$243,023

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company's PEO, Vivek Jain and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO named executive officers (NEOs).
(2) The Company's non-PEO NEOs for the applicable years 2023, 2022 and 2021 were Brian Bonnell, Christian Voigtlander, Dan Woolson and Virginia Sanzone. The Company's non-PEO NEOs for 2020 were Brian Bonnell, Christian Voigtlander, Scott Lamb, Dan Woolson and Virginia Sanzone.

Peer Group Issuers, Footnote	Assumes $100 invested on December 31, 2019 in ICU Medical Inc.'s common stock and the NASDAQ Medical Supplies Index and that all dividends, if any, were reinvested. As permitted by SEC Rules, the peer group referenced for purpose of the TSR Comparison is the industry peer group used for purposes in Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 14.
PEO Total Compensation Amount	$ 6,810,975	$ 5,657,069	$ 5,071,358	$ 3,312,999
PEO Actually Paid Compensation Amount	$ (8,069,662)	(11,280,427)	13,341,251	14,340,707
Adjustment To PEO Compensation, Footnote	Amounts reported in the applicable column represent (i) the compensation actually paid to the PEO and (ii) the average compensation actually paid to the non-PEO NEOs. The valuation assumptions used to determine the change in the fair market value of the respective PEO and non-PEO NEO equity awards for each respective year use the stock price as of year-end or as of the applicable exercise/vesting date. See the tables below for additional information with respect to the equity award adjustments.

			2023
	Summary Compensation Table - Total Compensation	(a)	$6,810,975
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year as Reported in the Summary Compensation Table for 2023.	(b)	$(5,554,475)
+	Fair Value at 2023 Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in 2023	(c)	$2,915,500
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years That Remain Outstanding At 2023 Fiscal Year End	(d)	$(13,811,708)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During 2023	(e)	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2023	(f)	$1,570,046
-	Fair Value as of 2022 Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal years That Failed to Meet Applicable Vesting Conditions During 2023	(g)	$—
=	Compensation Actually Paid		$(8,069,662)

Non-PEO NEO Average Total Compensation Amount	$ 3,368,051	2,790,873	2,648,345	1,556,685
Non-PEO NEO Average Compensation Actually Paid Amount	$ 161,322	978,391	3,791,063	2,226,976
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in the applicable column represent (i) the compensation actually paid to the PEO and (ii) the average compensation actually paid to the non-PEO NEOs. The valuation assumptions used to determine the change in the fair market value of the respective PEO and non-PEO NEO equity awards for each respective year use the stock price as of year-end or as of the applicable exercise/vesting date. See the tables below for additional information with respect to the equity award adjustments.

			2023
	Summary Compensation Table - Total Compensation	(a)	$3,368,051
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in 2023 as Reported in the Summary Compensation Table for 2023	(b)	$(2,730,967)
+	Fair Value at 2023 Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in 2023	(c)	$1,433,463
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years That Remain Outstanding At 2023 Fiscal year End	(d)	$(1,955,940)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in 2023 That Vested During 2023	(e)	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2023	(f)	$46,715
-	Fair Value as of 2022 Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal years That Failed to Meet Applicable Vesting Conditions During 2023	(g)	$—
=	Compensation Actually Paid		$161,322

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDA –Adjusted Revenue –Adjusted Diluted EPS –Free Cash Flow
Total Shareholder Return Amount	$ 53.30	84.16	126.84	114.63
Peer Group Total Shareholder Return Amount	105.67	99.88	152.33	126.91
Net Income (Loss)	$ (29,655,000)	$ (74,286,000)	$ 103,135,000	$ 86,870,000
Company Selected Measure Amount	376,115	358,653	260,699	243,023
PEO Name	Vivek Jain
Additional 402(v) Disclosure
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated 2023.
(b) Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during 2023, computed in accordance with FASB ASC 718, as reported in the Summary Compensation Table for the indicated fiscal year.
(c) Represents the aggregate fair value as of the 2023 year-end of the PEO's outstanding and unvested stock awards and option awards granted during 2023, computed in accordance with FASB ASC 718.
(d) Represents the aggregate change in fair value during 2023 of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of 2023, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, as of 2023 fiscal year end, based on the probable outcome of such performance-based vesting conditions as of the last day of 2023, and for performance-based awards with performance periods ending on in 2023, based on actual attainment as of the end of the applicable performance period.
(e) Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during 2023, computed in accordance with FASB ASC 718.
(f) Represents the aggregate change in fair value, measured from 2022 fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during 2023, computed in accordance with FASB ASC 718.
(g) Represents the aggregate fair value as of the last day of 2022 of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, computed in accordance with FASB ASC 718.
(a) Represents the average Total Compensation as reported in the Summary Compensation Table for the 2023.
(b) Represents the average aggregate grant date fair value of the stock awards and option awards granted to the non-PEO NEOs during 2023, computed in accordance with FASB ASC 718, as reported in the Summary Compensation Table for 2023.
(c) Represents the average aggregate fair value as of 2023 fiscal year-end of the non-PEO NEO's outstanding and unvested stock awards and option awards granted during 2023, computed in accordance with FASB ASC 718.
(d) Represents the average aggregate change in fair value during 2023 of the outstanding and unvested stock awards and option awards held by the non-PEO NEOs as of the last day of 2023, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions as of 2023 fiscal year end, based on the probable outcome of such performance-based vesting conditions as of the last day of 2023, and for performance-based awards with performance periods ending in 2023, based on actual attainment as of the end of the applicable performance period.
(e) Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the non-PEO NEOs and vested during 2023, computed in accordance with FASB ASC 718.
(f) Represents the average aggregate change in fair value, measured from 2022 fiscal year-end to the vesting date, of each stock award and option award held by the non-PEO NEOs that was granted in a prior fiscal year and which vested during 2023, computed in accordance with FASB ASC 718.
(g) Represents the average aggregate fair value as of the last day of 2022 of the non-PEO NEOs stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, computed in accordance with FASB ASC 718.

Measure:: 1
Pay vs Performance Disclosure
Name	–Adjusted EBITDA
Non-GAAP Measure Description	As noted in the CD&A, for 2023, the Compensation Committee determined that Adjusted EBITDA serves as one of the most important financial measurements of the Company's performance and shareholder value creation and, accordingly, was utilized as a component in the 2023 LTI Program. Adjusted EBITDA is a non-GAAP measure. Our reconciliation of net income to Adjusted EBITDA is included in Annex A to this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	–Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	–Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	–Free Cash Flow
PEO | Equity Awards Granted During The Year, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,554,475)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,915,500
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,811,708)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,570,046
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During The Year, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,730,967)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,433,463
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,955,940)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,715
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0